TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) - Schedule of Balances - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Current liabilities
Warrants to preferred shares	$ 0	$ 200	$ 3
Related Party [Member]
Non-Current liabilities
Warrants to purchase preferred shares	0	186	$ 0
Private warrants to purchase ordinary shares	10	0
Promissory Note	$ 3,106	$ 0